Business Dispositions	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Business Dispositions
Sale of Retirement Plans
On January 1, 2013, the Company completed the sale of its Retirement Plans business to MassMutual for a ceding commission of $355. The sale was structured as a reinsurance transaction and is estimated to break-even on a pre tax basis and result in an after tax loss consisting of a reinsurance loss, partially offset by realized capital gains. The estimated after tax loss is primarily driven by non-deductible goodwill. Upon closing, the Company reinsured $9.2 billion of policyholder liabilities and $26.3 billion of separate account liabilities under indemnity reinsurance arrangements. The Company also transferred invested assets with a carrying value of $9.3 billion, net of the ceding commission, to MassMutual and wrote off $200 of deferred acquisition costs, deferred income taxes, goodwill, property and equipment and other assets associated with the disposition. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments. The Retirement Plans business is included in the Talcott Resolution reporting segment.
Sale of Individual Life
On January 2, 2013 the Company completed the sale of its Individual Life insurance business to Prudential for consideration of $615 consisting primarily of a ceding commission. The sale was structured as a reinsurance transaction and is estimated to result in a loss on business disposition consisting of a reinsurance loss partially offset by realized capital gains. Upon closing, in the first quarter of 2013 the Company reinsured $8.7 billion of policyholder liabilities and $5.3 billion of separate account liabilities under indemnity reinsurance arrangements. The Company also transferred invested assets with a carrying value of $8.0 billion, exclusive of $1.4 billion of assets supporting the modified coinsurance agreement, net of cash transferred in place of short-term investments, to Prudential and wrote off $1.8 billion of deferred acquisition costs, deferred income taxes, property and equipment and other assets and $1.5 billion of other liabilities associated with the disposition.
The estimated reinsurance loss on business disposition of $533, pre tax, for the year ended December 31, 2012 includes a goodwill impairment charge of $342 and a loss accrual for premium deficiency of $191. This estimate reflects management's best estimate of the potential loss from this transaction. The loss accrual is included in other liabilities in the Company's Consolidated Balance Sheets at December 31, 2012. For further information regarding the Company's 2012 goodwill impairment testing, see Note 9 - Goodwill and Other Intangible Assets. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments. The Individual Life business is included in the Talcott Resolution reporting segment.
Composition of Invested Assets Transferred
The following table presents invested assets transferred by the Company in connection with the sale of the Retirement Plans and Individual Life businesses in January 2013. In December 2012, the Company recognized intent-to-sell impairments of $177 and gains on derivatives hedging of $108 associated with the sale of these assets.

As of December 31, 2012
Carrying Value
Asset-backed securities ("ABS")	$289
Collaterialized debt obligations ("CDOs") [1]	474
Commercial mortgage-backed securities ("CMBS")	949
Corporate	11,651
Foreign govt./govt. agencies	263
Municipal	900
Residential mortgage-backed securities ("RMBS")	707
U.S. Treasuries	116
Total fixed maturities, AFS at fair value (amortized cost of $13,916) [2]	15,349
Equity securities, AFS, at fair value (cost of $35) [3]	37
Fixed maturities, at fair value using the FVO [4]	16
Mortgage loans (net of allowances for loan losses of $1)	1,364
Policy loans, at outstanding balance	582
Total invested assets transferred	$17,348

[1]	The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net realized capital gains (losses).

[2]	Includes $14.7 billion and $670 of securities in level 2 and 3 of the fair value hierarchy, respectively.

[3]	All equity securities transferred are included in level 2 of the fair value hierarchy.

[4]	All FVO securities transferred are included in level 3 of the fair value hierarchy.
Purchase Agreement with Forethought Financial Group, Inc.
On December 31, 2012, the Company completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company will cease the sale of such annuity policies and the reinsurance agreement will terminate as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012 and the impact of this transaction was not material to the Company's results of operations, financial position or liquidity. The Individual Annuity business is included in the Talcott Resolution reporting segment.
Sale of Woodbury Financial Services, Inc.
On November 30, 2012, the Company completed the sale of Woodbury Financial Services, Inc. ("Woodbury Financial Services", "WFS"), an indirect wholly-owned subsidiary, to AIG Advisor Group, Inc. ("AIG Advisor Group"), a subsidiary of American International Group, Inc. The impact of the disposition of this business was not material to the Company's results of operations, financial position or liquidity. The WFS broker-dealer business is included in the Corporate reporting category.
Servicing Agreement of Hartford Life Private Placement LLC
On July 13, 2012, the Company closed a sale transaction with Philadelphia Financial Group, Inc. (“Philadelphia Financial”) whereby Philadelphia Financial acquired certain assets used to administer the Company's private placement life insurance (“PPLI”) businesses and will service the PPLI businesses. The Company retained certain corporate functions associated with this business as well as the mortality risk on the insurance policies. Upon closing, the Company recorded a deferred gain of $61 after-tax, which will be amortized over the estimated life of the underlying insurance policies. The PPLI business is included in the Talcott Resolution reporting segment.
See Note 20 for sale of subsidiaries that are being reported as discontinued operations.